TAXES BASED ON INCOME (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 137.2	$ 121.6
Additions based on tax positions related to the current year	18.2	20.1
Additions for tax position of prior years	7.8	8.3
Reduction for tax positions of prior years:
Changes in judgment	(1.8)	(4.0)
Benefit from the effective settlement of uncertain tax positions	(15.8)	(2.6)
Lapses and statute expirations	(13.8)	(6.2)
Changes due to translation of foreign currencies	(9.2)
Balance at end of year	122.6	137.2
Reasonably possible decrease in unrecognized tax benefits during next 12 months	$ (12)